Document And Entity Information	Aug. 02, 2023
Document Information [Line Items]
Entity, Registrant Name	Palomar Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 02, 2023
Entity, File Number	001-38873
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	83-3972551
Entity, Address, Address Line One	7979 Ivanhoe Avenue
Entity, Address, Address Line Two	Suite 500
Entity, Address, City or Town	La Jolla
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92037
City Area Code	619
Local Phone Number	567-5290
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PLMR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001761312